Consolidated Statements of Changes in Members' Equity - USD ($) $ in Thousands	Class A-1 Member Units	Class A-1	Class A-2 Member Units	Class A-2	Class A-1 redeemable interest	Retained Earnings / (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Total Stockholders'/ Members' Equity	Total
Balance at the beginning of the period (Virtu Financial, LLC and subsidiaries) at Dec. 31, 2011	$ 19,648		$ 480,615			$ (21,499)	$ (603)	$ 478,161
Balance at the beginning of the period (in shares) (Virtu Financial, LLC and subsidiaries) at Dec. 31, 2011	1,964,826		95,671,694
Increase (decrease) in members' equity
Share based compensation | Virtu Financial, LLC and subsidiaries			$ 8,726					8,726
Share based compensation (in shares) | Virtu Financial, LLC and subsidiaries			1,705,704
Repurchase of Class A-2 interests | Virtu Financial, LLC and subsidiaries			$ (352)					(352)
Repurchase of Class A-2 interests (in shares) | Virtu Financial, LLC and subsidiaries			(53,548)
Distribution to members | Virtu Financial, LLC and subsidiaries						(134,408)		(134,408)
Foreign exchange translation adjustment | Virtu Financial, LLC and subsidiaries							548	548	$ 548
Net Income | Virtu Financial, LLC and subsidiaries						$ 87,560		87,560	87,560
Balance at the end of the period (Virtu Financial, LLC and subsidiaries) at Dec. 31, 2012	$ 19,648		$ 488,989				(55)	440,235
Balance at the end of the period (in units) (Virtu Financial, LLC and subsidiaries) at Dec. 31, 2012	1,964,826		97,323,850			(68,347,000)
Balance for Redeemable Interest at the beginning of the period (Virtu Financial, LLC and subsidiaries) at Dec. 31, 2011					$ 250,000
Balance for Redeemable Interest at the end of the period (Virtu Financial, LLC and subsidiaries) at Dec. 31, 2012					250,000
Increase (decrease) in members' equity
Share based compensation | Virtu Financial, LLC and subsidiaries			$ 13,441					13,441
Share based compensation (in shares) | Virtu Financial, LLC and subsidiaries			2,223,814
Repurchase of Class A-2 interests | Virtu Financial, LLC and subsidiaries			$ (573)					(573)
Repurchase of Class A-2 interests (in shares) | Virtu Financial, LLC and subsidiaries			(88,319)
Distribution to members | Virtu Financial, LLC and subsidiaries			$ (245,517)			$ (187,883)		(433,400)
Foreign exchange translation adjustment | Virtu Financial, LLC and subsidiaries							1,382	1,382	1,382
Net Income | Virtu Financial, LLC and subsidiaries						182,203		182,203	182,203
Balance at the end of the period (Virtu Financial, LLC and subsidiaries) at Dec. 31, 2013	$ 19,648		$ 256,340			(74,027)	1,327	203,288	203,288
Balance at the end of the period (in units) (Virtu Financial, LLC and subsidiaries) at Dec. 31, 2013	1,964,826	1,964,826	99,459,345	99,459,345
Balance for Redeemable Interest at the end of the period (Virtu Financial, LLC and subsidiaries) at Dec. 31, 2013					250,000				250,000
Increase (decrease) in members' equity
Share based compensation | Virtu Financial, LLC and subsidiaries			$ 15,953					15,953
Share based compensation (in shares) | Virtu Financial, LLC and subsidiaries			1,992,556
Repurchase of Class A-2 interests | Virtu Financial, LLC and subsidiaries			$ (2,295)			(4,621)		(6,916)
Repurchase of Class A-2 interests (in shares) | Virtu Financial, LLC and subsidiaries			(1,596,235)
Temasek transaction described in Note 13 | Virtu Financial, LLC and subsidiaries			$ 17,707		44,433	(62,140)		(44,433)
Distribution to members | Virtu Financial, LLC and subsidiaries						(140,652)		(140,652)
Foreign exchange translation adjustment | Virtu Financial, LLC and subsidiaries							(5,032)	(5,032)	(5,032)
Net Income | Virtu Financial, LLC and subsidiaries						190,057		190,057	190,057
Balance at the end of the period (Virtu Financial, LLC and subsidiaries) at Dec. 31, 2014	$ 19,648		$ 287,705			(91,383)	$ (3,705)	212,265	212,265
Balance at the end of the period at Dec. 31, 2014									212,265
Balance at the end of the period (in units) (Virtu Financial, LLC and subsidiaries) at Dec. 31, 2014	1,964,826	1,964,826	99,855,666	99,855,666
Balance at the end of the period (in units) at Dec. 31, 2014		1,964,826		99,855,666
Increase in redeemable interest
Temasek transaction described in Note 13 | Virtu Financial, LLC and subsidiaries			$ 17,707		44,433	$ (62,140)		$ (44,433)
Balance for Redeemable Interest at the end of the period (Virtu Financial, LLC and subsidiaries) at Dec. 31, 2014					$ 294,433				294,433
Balance for Redeemable Interest at the end of the period at Dec. 31, 2014		$ 294,433
Increase (decrease) in members' equity
Net Income									$ 85,009
Balance at the end of the period (in units) at Jun. 30, 2015		0		0